OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Schedule of Other Assets

	As of December 31,
	2025	2024
Non-financial assets

Prepaid expenses	$4,223	$4,439
Prepayments to suppliers	1,240	1,039
Input tax from business tax	2,122	6,439
Temporary payments for commodity tax	2,339	3,742
Prepayments for property, plant and equipment	807	1,455
Intangible assets	428	229
Current tax assets	229	197
Others	73	4
	11,461	17,544

Financial assets

Refundable and restricted deposits	8,665	14,035
Others	58	76
	8,723	14,111

	$20,184	$31,655

Current	$12,762	$23,727
Non-current	7,422	7,928
	$20,184	$31,655

Interest rates
Restricted time deposits	0.68%-7.50%	0.68%-7.50%

Schedule of Assets Provided as Collateral
The following assets were provided as collaterals:

	As of December 31,
	2025	2024
Demand deposits pledged for bank loans	$2,685	$2,560
Time deposits pledged for bank guarantees	133	141
Refundable deposits pledged for litigation	85	3,149
Refundable deposits for a government subsidy compliance program	2,347	4,626
	$5,250	$10,476